Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

Short-term borrowings represent amounts due to various banks normally maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings were for working capital and capital expenditure purposes. The balance of short-term borrowings consisted of the following:

	As of December 31,
	2022	2023
Bank of China Xinyu Branch(a)	$15,769	$15,487
Export-Import Bank of China Jiangxi Branch(b)	6,619	6,497
Xinyu Rural Commercial Bank Gaoxin Branch(c)	4,317	4,238
Agricultural Bank of China Xinyu Branch(d)	4,317	—
Total	$31,022	$26,222

(a)	For the year ended December 31, 2022, the Group entered into five bank loan agreements with Bank of China Xinyu Branch in the total amount of US$15,769 (RMB109,600) with one-year maturity and an annual interest rate of 4.00%. For the year ended December 31, 2023, these borrowings were fully settled when matured and also were renewed with a total amount of US$15,487 (RMB109,650) that will mature varying from July 2024 to November 2024. The bank loans were guaranteed by related parties. (See Note 14).

(b)	As of December 31, 2022, the Group had a bank loan in the amount of $6,619 (RMB46,000) from Export-Import Bank of China Jiangxi Branch with one-year maturity and an annual interest rate of 3.40%. For the year ended December 31, 2023, the loan was settled on September 5, 2023. On September 6, 2023, the borrowing was renewed with a total amount of $6,497 (RMB46,000) that will mature on September 5, 2024. The loan balances as of December 31, 2022 and 2023 were guaranteed by Xinyu High-Tech Investment Co., Ltd, a related party of the Group. (See Note 14).

(c)	As of December 31, 2022, the Group entered into a bank loan agreement in the amount of $4,317 (RMB30,000) with an interest rate of 5.28% from Xinyu Rural Commercial Bank Gaoxin Branch and was repaid on January 3, 2023. On January 6, 2023, the Group re-entered into a bank loan with an amount of $4,238 (RMB30,000) with one-year maturity and an annual interest rate of 4.85%. The loan was guaranteed by a related party for the year ended December 31, 2023. (See Note 14).

(d)	As of December 31, 2022, the Group had a bank loan in the amount of $4,317 (RMB30,000), from Agricultural Bank of China Xinyu Branch with one-year maturity and an annual interest rate of 4.10%. The loan was repaid on May 18, 2023 and was guaranteed by related parties for the year ended December 31, 2022. (See Note 14).

Interest expenses were $1,718, $1,496 and $1,234 for the years ended December 31, 2021, 2022 and 2023, respectively. The weighted average interest rates of short-term loans outstanding were 4.47%, 4.35% and 4.01% per annum for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, the Group had unutilized lines of credit aggregating US$438 for short-term financing. To utilize these unused lines of credit, the Group is required to obtain consent of the lenders and be in compliance with financial covenants, such as requirement for certain financial ratios and use the funds according to the agreed purpose, etc. The Group has been in compliance with these financial covenants up to the date of this report.